Liquidity Risk (Details) - Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2015
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Accounts payable	$ 1,743,596	$ 1,394,117	$ 2,845,381
Promissory note	1,211,463	1,211,463	1,211,463	$ 1,400,000
Total	2,955,059	2,605,580
Related Party [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Promissory note		1,211,463	1,211,463
Total		2,605,580	4,056,844
≤1 Year [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Accounts payable	1,743,596	1,394,117	2,845,381
Promissory note	1,211,463	1,211,463
Total	2,955,059	2,605,580
≤1 Year [Member] | Related Party [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Promissory note		1,211,463	1,211,463
Total		2,605,580	4,056,844
>1 Year [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Accounts payable
Promissory note
Total
>1 Year [Member] | Related Party [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Promissory note
Total